Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Shareholders' equity
Ordinary Shares, Par value	$ 0.005	$ 0.005
Ordinary Shares, Authorized	200,000,000	200,000,000
Ordinary shares, Issued	81,716,084	80,303,510
Ordinary shares, Outstanding	81,716,084	80,303,510